Derivative Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Notional Amount	$ 290,021	$ 254,253
Estimated Fair Value Assets	16,200	7,777
Estimated Fair Value Liabilities	4,011	4,747
Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	79,733
Interest rate floors [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	23,866
Interest rate caps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	49,665
Interest rate futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,965
Interest rate options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,988
Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,033
Synthetic GICs [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,454
Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,461
Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	10,149
Currency futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	633
Currency options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,321
Credit default swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,136
Equity futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	7,053
Equity Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	17,099
Variance swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	18,801
Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,644
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	268,117	232,169
Estimated Fair Value Assets	12,248	5,721
Estimated Fair Value Liabilities	3,493	3,649
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	71,923	46,133
Estimated Fair Value Assets	5,410	1,729
Estimated Fair Value Liabilities	2,107	1,231
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate floors [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	23,866	23,866
Estimated Fair Value Assets	1,246	630
Estimated Fair Value Liabilities	165	66
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate caps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	49,665	35,412
Estimated Fair Value Assets	102	176
Estimated Fair Value Liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	14,965	9,385
Estimated Fair Value Assets	25	43
Estimated Fair Value Liabilities	19	17
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	16,988	8,761
Estimated Fair Value Assets	896	144
Estimated Fair Value Liabilities	6	23
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Interest rate forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,068	9,234
Estimated Fair Value Assets	76	106
Estimated Fair Value Liabilities	91	28
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Synthetic GICs [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	4,454	4,397
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	6,871	7,546
Estimated Fair Value Assets	320	496
Estimated Fair Value Liabilities	656	790
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Foreign currency forwards [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	6,630	8,508
Estimated Fair Value Assets	145	110
Estimated Fair Value Liabilities	38	65
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	633	493
Estimated Fair Value Assets	0	2
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Currency options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,321	5,426
Estimated Fair Value Assets	6	50
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Credit default swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	13,136	10,957
Estimated Fair Value Assets	326	173
Estimated Fair Value Liabilities	113	104
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity futures [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	7,053	8,794
Estimated Fair Value Assets	26	21
Estimated Fair Value Liabilities	10	9
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Equity Options [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	17,099	33,688
Estimated Fair Value Assets	3,263	1,843
Estimated Fair Value Liabilities	179	1,197
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Variance swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	18,801	18,022
Estimated Fair Value Assets	397	198
Estimated Fair Value Liabilities	75	118
Derivatives Not Designated or Not Qualifying as Hedging Instruments [Member] | Total rate of return swaps [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	1,644	1,547
Estimated Fair Value Assets	10	0
Estimated Fair Value Liabilities	$ 34	$ 0